Fees Summary	Oct. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,311,852,631.08
Total Fee Amount	636,131.17
Total Offset Amount	0.00
Net Fee	$ 636,131.17
Offset Table N/A	N/A